PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4.   PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Rental and other deposits	4,691	22,895
Prepayments for rental and others	16,208	15,926
Employee advances	23,295	2,466
Payments made on behalf of customers, net of allowance	475,901	329,038
Prepaid insurance premium	1,493	2,238
Interest income receivable	88,990	100,177
Receivables related to net proceeds from share options exercised	50,765	1,356
Others	7,865	18,884
Total	669,208	492,980

4.   PREPAYMENTS AND OTHER CURRENT ASSETS (Continued)

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The movement of allowance for credit losses on the payments made on behalf of customers is analyzed as follows:

	2018	2019	2020(1)
	RMB	RMB	RMB
Balance at beginning of year	3,047	1,391	5,545
Provisions	—	5,104	8,402
Reversals	(1,094)	—	—
Write-offs	(562)	(950)	(2,838)
Balance at end of year	1,391	5,545	11,109
(1)	The allowance for credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(e) for the Company’s estimated credit losses policy.